INCOME TAX - Schedule of company's net deferred tax asset (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Net operating loss carryforward		$ 3,844
Startup/Organizational expenses	$ 147,861	31,151
Total deferred tax assets	147,861	34,995
Valuation allowance	$ (147,861)	$ (34,995)